Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 365,169,005	R$ 321,697,974
Percentage of loan products collateralized by customers’ investments on XP platform	76.00%	78.00%
Loans operations
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 34,618,028	R$ 29,648,544
Loans operations | Largest Debtor [Member] | Credit risk
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	4,175,501	2,407,808
Loans operations | 10 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	6,950,812	4,799,033
Loans operations | 20 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	8,133,975	5,831,608
Loans operations | 50 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	9,770,062	7,475,742
Loans operations | 100 Largest Debtors [Member] | Credit risk
Disclosure of financial assets [line items]
Securities - Brazilian sovereign bonds (Note 7A)	R$ 10,838,691	R$ 8,601,442